UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06040

        Nuveen Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
	July 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 0.6% (0.4% of Total Investments)
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
$ 1,935	5.000%, 1/01/36 – RAAI Insured	1/16 at 100.00	A	$1,690,223
2,485	5.000%, 1/01/41 – RAAI Insured	1/16 at 100.00	A	2,143,934

4,420	Total Alabama			3,834,157

	Alaska – 1.8% (1.1% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AA	1,133,348
1,275	5.250%, 12/01/41 – FGIC Insured	12/14 at 100.00	AA	1,280,699
12,280	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	8,701,731
	Series 2006A, 5.000%, 6/01/46

14,680	Total Alaska			11,115,778

	Arkansas – 1.4% (0.9% of Total Investments)
5,000	Arkansas Development Finance Authority, Hospital Revenue Bonds, Washington Regional Medical	2/10 at 100.00	Baa1 (4)	5,341,250
	Center, Series 2000, 7.000%, 2/01/15 (Pre-refunded 2/01/10)
3,480	Cabot School District 4, Lonoke County, Arkansas, General Obligation Refunding Bonds, Series	8/08 at 100.00	Aa3	3,480,244
	2003, 5.000%, 2/01/27 – AMBAC Insured

8,480	Total Arkansas			8,821,494

	California – 9.3% (5.7% of Total Investments)
12,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AAA	2,728,000
	Improvement Project, Series 1997C, 0.000%, 9/01/35 – FSA Insured
1,350	Antelope Valley Union High School District, Los Angeles County, California, General Obligation	No Opt. Call	AA	431,136
	Bonds, Series 2004B, 0.000%, 8/01/29 – MBIA Insured
7,800	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	12/18 at 100.00	Baa3	5,181,696
	Los Angeles County Securitization Corporation, Series 2006A, 0.000%, 6/01/36 (Mandatory
	put 6/01/11)
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount	No Opt. Call	A2	236,777
	University, Series 2001A, 0.000%, 10/01/39 – MBIA Insured
4,295	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	4,007,235
	Health System/West, Series 2003A, 5.000%, 3/01/33
9,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	8,419,050
	Series 2006, 5.250%, 3/01/45
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,591,277
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
6,250	California, Various Purpose General Obligation Bonds, Series 2005 Trust 2813, 10.890%, 3/01/35 –	3/16 at 100.00	AA	4,468,750
	MBIA Insured (IF)
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement	No Opt. Call	AA	3,335,715
	Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
8,365	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 52.66	AA	3,009,894
	Series 2003B, 0.000%, 8/01/26 – FGIC Insured
5,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	5,331,050
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	738,220
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	No Opt. Call	AAA	1,341,130
	Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – FSA Insured
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1,	No Opt. Call	AA	526,905
	Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second	10/08 at 100.00	AA– (4)	490,789
	Series 1993, 4.750%, 10/15/20 (ETM)
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series	8/08 at 100.00	AA– (4)	996,512
	1994, 5.375%, 2/15/34 (ETM)
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	No Opt. Call	AAA	330,650
	Bonds, Series 2005B, 0.000%, 8/01/29 – FSA Insured
8,040	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	A+	1,776,438
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
5,000	5.650%, 1/15/17 – MBIA Insured	1/14 at 102.00	AA	4,859,650
26,000	0.000%, 1/15/35 – MBIA Insured	No Opt. Call	AA	5,064,540
5,000	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 50.47	AA	1,668,550
	Obligation Bonds, Series 2005A, 0.000%, 9/01/28 – MBIA Insured
4,825	Santa Monica Community College District, Los Angeles County, California, General Obligation	8/15 at 61.27	AA	1,850,967
	Bonds, Series 2005C, 0.000%, 8/01/25 – MBIA Insured

125,255	Total California			58,384,931

	Colorado – 6.6% (4.0% of Total Investments)
1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB	935,010
	XLCA Insured
3,000	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of	12/09 at 100.00	Aa3	3,092,970
	Participation, Series 1999, 5.750%, 12/01/24 – AMBAC Insured
6,285	Broomfield, Colorado, Sales and Use Tax Revenue Refunding and Improvement Bonds, Series 2002A,	12/12 at 100.00	Aa3	6,591,268
	5.500%, 12/01/22 – AMBAC Insured
11,465	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	AA	11,633,765
	6.000%, 11/15/18 – AMBAC Insured (Alternative Minimum Tax)
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,000	0.000%, 9/01/30 – MBIA Insured	No Opt. Call	AA	1,833,300
15,960	0.000%, 9/01/33 – MBIA Insured	No Opt. Call	AA	3,400,597
20,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	Aaa	5,936,600
	(Pre-refunded 9/01/10) – MBIA Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – MBIA Insured	9/20 at 67.94	AA	1,227,514
13,300	0.000%, 9/01/31 – MBIA Insured	9/20 at 53.77	AA	3,256,239
6,250	0.000%, 9/01/32 – MBIA Insured	9/20 at 50.83	AA	1,429,625
10,000	0.000%, 3/01/36 – MBIA Insured	9/20 at 41.72	AA	1,811,800

98,145	Total Colorado			41,148,688

	District of Columbia – 1.5% (0.9% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AA	9,072,400
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 – AMBAC Insured

	Florida – 0.6% (0.3% of Total Investments)
6,820	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, RITES Series 1515,	1/17 at 100.00	AA+	3,449,965
	9.360%, 7/01/32 (Alternative Minimum Tax) (IF)

	Georgia – 5.0% (3.0% of Total Investments)
15,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.600%, 1/01/30	1/10 at 101.00	A+ (4)	15,821,250
	(Pre-refunded 1/01/10) – FGIC Insured
14,330	Fulton County Facilities Corporation, Georgia, Certificates of Participation, Public Purpose	11/10 at 101.00	AA	15,106,973
	Project, Series 1999, 5.500%, 11/01/18 – AMBAC Insured

29,330	Total Georgia			30,928,223

	Illinois – 13.9% (8.5% of Total Investments)
4,595	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/32 –	No Opt. Call	A2	1,235,090
	FGIC Insured
4,600	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	2,489,704
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
4,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	3,988,640
2,300	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AA+	2,472,270
	AMBAC Insured
5,250	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/28 – MBIA Insured	1/09 at 101.00	AA	5,147,520
10,000	Illinois Finance Authority, General Revenue Bonds, Northwestern University, Series 2006,	12/15 at 100.00	AAA	9,995,200
	5.000%, 12/01/42 (UB)
38,645	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.500%, 4/01/25 –	4/10 at 100.00	AA	39,795,071
	MBIA Insured
	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General
	Obligation Bonds, Series 2005B:
10,230	0.000%, 1/01/22 – FSA Insured	1/15 at 70.63	Aaa	5,050,960
6,780	0.000%, 1/01/24 – FSA Insured	1/15 at 63.44	Aaa	2,880,619
1,975	Lake County Community High School District 127, Grayslake, Illinois, General Obligation Bonds,	No Opt. Call	AA–	2,435,787
	Series 2002A, 9.000%, 2/01/13 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
3,250	0.000%, 6/15/25 – MBIA Insured	6/22 at 101.00	AAA	2,175,193
3,270	5.000%, 12/15/28 – MBIA Insured	6/12 at 101.00	AAA	3,293,708
3,700	0.000%, 6/15/30 – MBIA Insured	No Opt. Call	AAA	1,151,144
3,280	0.000%, 6/15/37 – MBIA Insured	No Opt. Call	AAA	686,701
11,715	0.000%, 12/15/38 – MBIA Insured	No Opt. Call	AAA	2,247,874
9,170	0.000%, 6/15/39 – MBIA Insured	No Opt. Call	AAA	1,707,271

122,760	Total Illinois			86,752,752

	Indiana – 1.1% (0.7% of Total Investments)
4,695	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	AA	4,831,672
	5.500%, 2/01/26 – MBIA Insured
2,000	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light	8/11 at 102.00	Baa1	1,952,660
	Company, Series 1991, 5.750%, 8/01/21

6,695	Total Indiana			6,784,332

	Kansas – 0.5% (0.3% of Total Investments)
2,500	Kansas Development Finance Authority, Water Pollution Control Revolving Fund Leveraged Bonds,	11/12 at 100.00	AAA	2,663,175
	Series 2002-II, 5.500%, 11/01/21
500	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/16 at 100.00	A1	440,075
	4.625%, 10/01/31

3,000	Total Kansas			3,103,250

	Kentucky – 1.8% (1.1% of Total Investments)
	Jefferson County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
	Series 2000A:
3,045	5.250%, 7/01/17 (Pre-refunded 1/01/10) – FSA Insured	1/10 at 101.00	AAA	3,208,364
7,490	5.250%, 7/01/20 (Pre-refunded 1/01/10) – FSA Insured	1/10 at 101.00	AAA	7,891,839

10,535	Total Kentucky			11,100,203

	Louisiana – 1.7% (1.0% of Total Investments)
7,415	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/12 at 100.00	AA	7,073,317
	Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.000%,
	12/01/32 – MBIA Insured
3,350	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AA	3,336,031
	2008, 5.250%, 7/01/33 – MBIA Insured (UB)

10,765	Total Louisiana			10,409,348

	Maryland – 1.0% (0.6% of Total Investments)
4,410	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	3,616,465
	Development, Residential Revenue Bonds, Series 2007D, 4.900%, 9/01/42 (Alternative Minimum Tax)
2,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	2,812,400
	5.500%, 2/01/16

6,910	Total Maryland			6,428,865

	Massachusetts – 3.9% (2.4% of Total Investments)
440	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	445,962
	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A:
4,150	5.250%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 100.00	Aa1 (4)	4,384,185
660	5.250%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 100.00	Aa1 (4)	697,244
8,315	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/09 at 100.00	AA	8,093,239
	1997A, 5.000%, 1/01/37 – MBIA Insured
10,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2000A, 5.750%, 8/01/39	8/10 at 101.00	AA (4)	10,750,200
	(Pre-refunded 8/01/10) – FGIC Insured

23,565	Total Massachusetts			24,370,830

	Michigan – 1.5% (0.9% of Total Investments)
5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006D,	7/16 at 100.00	AAA	4,634,650
	4.625%, 7/01/32 – FSA Insured
2,090	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	8/10 at 100.00	AA	2,186,663
	Series 2000, 5.375%, 8/01/17 – AMBAC Insured
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	N/R	2,891,370
	Series 2008A, 6.875%, 6/01/42

10,140	Total Michigan			9,712,683

	Minnesota – 8.5% (5.2% of Total Investments)
930	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A	958,421
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
29,070	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview	11/10 at 101.00	A (4)	31,923,219
	Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29 (Pre-refunded 11/15/10)
2,045	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2,	1/11 at 101.00	AA+	2,072,771
	6.050%, 7/01/31 (Alternative Minimum Tax)
13,675	Minnesota, General Obligation Bonds, Series 2000, 5.125%, 11/01/16	11/10 at 100.00	AAA	14,381,724
3,030	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	3,571,249
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – FSA Insured

48,750	Total Minnesota			52,907,384

	Mississippi – 1.1% (0.7% of Total Investments)
5,900	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/08 at 100.00	BBB	5,690,196
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
985	Mississippi Home Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage	1/09 at 104.00	Aaa	1,017,889
	Revenue Bonds, Series 1997D-5, 6.750%, 7/01/29 (Alternative Minimum Tax)

6,885	Total Mississippi			6,708,085

	Missouri – 0.7% (0.4% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
8,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA	2,920,640
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AA	1,439,400

13,000	Total Missouri			4,360,040

	Nebraska – 0.5% (0.3% of Total Investments)
	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007:
3,900	9.294%, 2/01/35 – AMBAC Insured (IF)	2/17 at 100.00	AA	3,197,610

	Nevada – 4.8% (3.0% of Total Investments)
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
6,125	0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	AA	2,949,126
8,500	0.000%, 1/01/26 – AMBAC Insured	No Opt. Call	AA	1,842,205
7,860	0.000%, 1/01/27 – AMBAC Insured	No Opt. Call	AA	1,560,367
21,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AA	13,932,030
2,135	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/15 at 33.61	A	375,440
10,000	Reno, Neveda, Health Facilty Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%,	7/17 at 100.00	A2	9,452,200
	7/01/31 (UB)

55,620	Total Nevada			30,111,368

	New Jersey – 6.4% (3.9% of Total Investments)
18,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2000B,	6/10 at 100.00	AAA	19,157,040
	5.750%, 6/15/17 (Pre-refunded 6/15/10)
35,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	8,507,100
	0.000%, 12/15/34 – FSA Insured
5,000	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B,	1/17 at 100.00	AA	3,599,600
	0.000%, 1/01/35 – AMBAC Insured
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	A1	1,218,150
	9/01/25 – MBIA Insured
3,525	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	3,936,086
	Series 2002, 6.125%, 6/01/42 (Pre-refunded 6/01/12)
2,100	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	2,343,558
	Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)
2,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	1,435,200
	Series 2007-1A, 5.000%, 6/01/41

68,625	Total New Jersey			40,196,734

	New Mexico – 1.8% (1.1% of Total Investments)
5,925	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare	8/11 at 101.00	AA– (4)	6,421,041
	Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)
4,675	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.250%, 6/01/12	No Opt. Call	AA	5,027,215

10,600	Total New Mexico			11,448,256

	New York – 11.1% (6.8% of Total Investments)
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	2,951,460
	5.000%, 12/01/35
6,750	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	AAA	7,123,140
	Series 1999A, 6.400%, 7/15/33 (Pre-refunded 7/15/09)
17,870	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/09 at 101.00	AAA	18,813,715
	Series 2000A, 5.750%, 8/15/24 (Pre-refunded 8/15/09)
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	8/09 at 100.00	AA	5,040
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
1,000	5.000%, 8/01/17	8/12 at 100.00	AA	1,035,540
6,530	5.750%, 8/01/18	8/12 at 100.00	AAA	7,008,453
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	AA	5,448,100
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/08 at 101.00	AA	9,922,100
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)
7,805	Power Authority of the State of New York, General Revenue Bonds, Series 2002A, 5.000%,	11/12 at 100.00	Aa2 (4)	8,471,079
	11/15/21 (Pre-refunded 11/15/12)
8,000	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/34	7/09 at 101.00	AAA	8,434,800
	(Mandatory put 7/15/24) (Pre-refunded 7/15/09)

65,960	Total New York			69,213,427

	North Carolina – 2.1% (1.3% of Total Investments)
1,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA– (4)	2,046,870
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	3,620,200
	Health System, Series 2008, 4.500%, 10/01/31 (UB)
7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	7,733,325
	1/01/19 – MBIA Insured

13,400	Total North Carolina			13,400,395

	North Dakota – 4.6% (2.8% of Total Investments)
23,035	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2000A,	6/10 at 101.00	AAA	23,875,082
	5.625%, 6/01/31 – FSA Insured
	North Dakota Water Commission, Water Development and Management Program Bonds, Series 2000A:
2,230	5.700%, 8/01/18 (Pre-refunded 8/01/10) – MBIA Insured	8/10 at 100.00	AA (4)	2,378,830
2,450	5.750%, 8/01/19 (Pre-refunded 8/01/10) – MBIA Insured	8/10 at 100.00	AA (4)	2,615,890

27,715	Total North Dakota			28,869,802

	Ohio – 5.8% (3.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
120	5.125%, 6/01/24	6/17 at 100.00	BBB	106,985
1,250	5.875%, 6/01/30	6/17 at 100.00	BBB	1,081,200
1,215	5.750%, 6/01/34	6/17 at 100.00	BBB	1,005,850
4,300	6.000%, 6/01/42	6/17 at 100.00	BBB	3,582,975
4,750	5.875%, 6/01/47	6/17 at 100.00	BBB	3,859,090
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AAA	9,147,900
	Drivers 1488, 4.250%, 12/01/32 – FSA Insured (UB)
16,140	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series	No Opt. Call	A	17,524,651
	1999, 6.300%, 4/01/12

37,775	Total Ohio			36,308,651

	Oklahoma – 0.3% (0.2% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,662,438
	Center, Series 2008B, 5.250%, 8/15/38
300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	12/08 at 100.00	B–	297,210
	Series 2000B, 6.000%, 6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

1,975	Total Oklahoma			1,959,648

	Oregon – 2.6% (1.6% of Total Investments)
5,000	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.250%, 7/01/22 – MBIA Insured	1/13 at 100.00	AA	5,130,350
	Portland, Oregon, Water System Revenue Bonds, Series 2000A:
6,780	5.375%, 8/01/18 (Pre-refunded 8/01/10)	8/10 at 100.00	Aa1 (4)	7,189,648
3,880	5.500%, 8/01/20 (Pre-refunded 8/01/10)	8/10 at 100.00	Aa1 (4)	4,123,858

15,660	Total Oregon			16,443,856

	Pennsylvania – 4.2% (2.6% of Total Investments)
5,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	1/09 at 101.00	BB+	5,015,400
	Refunding Bonds, Series 1997A, 6.200%, 7/01/19
5,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, Series	12/10 at 100.00	A2 (4)	5,403,850
	2000, 5.875%, 12/15/30 (Pre-refunded 12/15/10) – MBIA Insured
15,050	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/14	9/11 at 101.00	AA	16,012,899

25,050	Total Pennsylvania			26,432,149

	Puerto Rico – 3.5% (2.2% of Total Investments)
3,330	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	3,486,876
	6.000%, 7/01/44
12,500	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2008,	12/13 at 100.00	Aa3	12,122,000
	4.500%, 12/01/23 (UB)
7,035	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	6,496,330
	Series 2002, 5.375%, 5/15/33

22,865	Total Puerto Rico			22,105,206

	South Carolina – 8.0% (4.9% of Total Investments)
24,730	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	27,403,806
	2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12)
21,570	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AA	6,208,925
	0.000%, 1/01/30 – AMBAC Insured
3,560	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	AA	3,663,703
	System, Series 2003A, 5.000%, 1/01/20 – AMBAC Insured
11,665	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/16 at 100.00	BBB (4)	12,764,893
	Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28 (Pre-refunded 5/15/16)

61,525	Total South Carolina			50,041,327

	Tennessee – 0.8% (0.5% of Total Investments)
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	7/13 at 100.00	A	4,747,550
	Bonds, East Tennessee Children’s Hospital, Series 2003A, 5.000%, 7/01/23 – RAAI Insured

	Texas – 25.2% (15.4% of Total Investments)
2,500	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	1,130,300
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
12,250	Austin, Texas, Subordinate Lien Hotel Occupancy Tax Revenue Refunding Bonds, Series 1999,	11/09 at 100.00	AA (4)	12,861,643
	5.800%, 11/15/29 (Pre-refunded 11/15/09) – AMBAC Insured
11,255	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	10,332,090
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
	Brownsville Independent School District, Cameron County, Texas, General Obligation Bonds,
	Series 1999:
5,015	5.625%, 8/15/25 (Pre-refunded 8/15/09)	8/09 at 100.00	AAA	5,215,299
8,825	5.625%, 8/15/29 (Pre-refunded 8/15/09)	8/09 at 100.00	AAA	9,177,471
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series	No Opt. Call	A	253,580
	2002, 0.000%, 8/15/32 – FGIC Insured
15,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB–	12,926,850
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax
	Schoolhouse and Refunding Bonds, Series 2000:
585	5.400%, 2/15/18	2/10 at 100.00	AAA	604,481
340	5.650%, 2/15/19	2/10 at 100.00	AAA	352,849
235	5.700%, 2/15/20	2/10 at 100.00	AAA	244,127
270	5.700%, 2/15/21	2/10 at 100.00	AAA	280,487
	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax
	Schoolhouse and Refunding Bonds, Series 2000:
16,740	5.400%, 2/15/18 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	17,561,599
9,660	5.650%, 2/15/19 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	10,170,531
6,645	5.700%, 2/15/20 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	7,001,172
7,750	5.700%, 2/15/21 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	8,165,400
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas,	No Opt. Call	Aaa	1,206,200
	General Obligation Bonds, Series 2005A, 0.000%, 2/01/23
6,000	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/09 at 101.00	CCC+	2,771,340
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006:
3,950	0.000%, 8/15/30	8/16 at 49.21	Aaa	1,149,529
4,000	0.000%, 8/15/31	8/16 at 46.64	Aaa	1,093,320
1,440	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AA	368,510
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
1,250	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A,	12/11 at 100.00	AAA	1,286,888
	5.000%, 12/01/20 – FSA Insured
21,500	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30	7/10 at 100.00	AAA	22,801,180
	(Pre-refunded 7/01/10) – FSA Insured
9,350	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 39.49	AA–	2,262,794
	Bonds, Series 2005, 0.000%, 8/15/32 – FGIC Insured
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 35.27	AAA	1,524,300
	Bonds, Series 2006, 0.000%, 8/15/33
15,000	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/09 at 100.00	AAA	15,634,050
	1999, 5.800%, 8/15/29 (Pre-refunded 8/15/09)
3,295	Tarrant County, Texas, Cultural & Educational Facilities Financing Corporation, Revenue Bonds,	2/17 at 100.00	Aa3	2,670,532
	Series 2007, Residuals 1760-3, 12.662%, 2/15/36 (IF)
5,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 36.81	AAA	1,160,100
	Series 2005, 0.000%, 8/15/34
3,970	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds,	8/11 at 100.00	AA (4)	4,228,129
	Series 2001, 5.000%, 8/01/21 (Pre-refunded 8/01/11) – AMBAC Insured
	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/23	8/15 at 67.10	AAA	1,384,200
2,000	0.000%, 8/15/24	8/15 at 63.56	AAA	869,720

186,325	Total Texas			156,688,671

	Washington – 16.4% (10.0% of Total Investments)
5,500	Clark County Public Utility District 1, Washington, Generating System Revenue Refunding Bonds,	1/11 at 100.00	AAA	5,644,980
	Series 2000, 5.125%, 1/01/20 – FSA Insured
2,755	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater	No Opt. Call	A–	2,970,661
	Treatment Facilities, Series 2002, 5.500%, 11/01/16 – FGIC Insured
10,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/11 at 101.00	AAA	10,709,100
	2001A, 5.500%, 7/01/17 – FSA Insured
2,500	King County, Washington, Sewer Revenue Bonds, Series 2001, 5.000%, 1/01/23 – FGIC Insured	1/12 at 100.00	AA+	2,543,050
33,490	Port of Seattle, Washington, Revenue Bonds, Series 2000A, 5.625%, 2/01/30 (Pre-refunded	8/10 at 100.00	AA (4)	35,676,225
	8/01/10) – MBIA Insured
6,950	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%, 2/01/24 – MBIA Insured	8/10 at 100.00	AA	6,966,263
	(Alternative Minimum Tax)
2,150	Seattle, Washington, General Obligation Refunding and Improvement Bonds, Series 2002,	12/12 at 100.00	AAA	2,176,144
	4.500%, 12/01/20
3,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005,	6/15 at 100.00	AA	2,977,980
	5.000%, 6/01/24 – MBIA Insured
3,520	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and	10/11 at 100.00	Aa3 (4)	3,759,043
	Regional Medical Center, Series 2001, 5.000%, 10/01/21 (Pre-refunded 10/01/11) – AMBAC Insured
7,890	Washington State Higher Education Facilities Authority, Revenue Bonds, Pacific Lutheran	11/09 at 101.00	A (4)	8,361,112
	University, Series 1999, 5.950%, 11/01/29 (Pre-refunded 11/01/09) – RAAI Insured
11,130	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	11,188,099
	Series 2002, 6.500%, 6/01/26
9,000	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C, 5.000%, 1/01/21 –	1/12 at 100.00	AAA	9,207,630
	FSA Insured

97,885	Total Washington			102,180,287

	Wisconsin – 1.0% (0.6% of Total Investments)
3,495	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	3,439,080
	Bonds, Series 2002, 6.125%, 6/01/27
1,755	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	1,513,372
	Healthcare, Series 2006, 4.750%, 5/01/25
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, United Lutheran Program	9/08 at 101.00	N/R	1,094,600
	for the Aging Inc., Series 1998, 5.700%, 3/01/28

6,500	Total Wisconsin			6,047,052

	Wyoming – 0.4% (0.3% of Total Investments)
2,800	Jackson National Rural Utilities Cooperative Financing Corporation, Wyoming, Guaranteed Gas	11/08 at 100.50	A	2,807,732
	Supply Revenue Bonds, Lower Valley Power and Light Inc., Series 1997B, 5.875%, 5/01/26
	(Alternative Minimum Tax)

$ 1,269,315	Total Long-Term Investments (cost $1,009,329,258) – 162.0%			1,011,593,129

	Short-Term Investments – 1.2% (0.8% of Total Investments)
	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Variable Rate		A-1+	7,790,000
$ 7,790	Demand Obligations, Series 2007: 2.500%, 2/01/21 – AMBAC Insured (5)

	Total Short-Term Investments (cost $7,790,000)			7,790,000

	Total Investments (cost $1,017,119,258) – 163.2%			1,019,383,129

	Floating Rate Obligations – (5.9)%			(37,090,000)

	Other Assets Less Liabilities – 3.5%			22,398,743

	Preferred Shares, at Liquidation Value – (60.8)% (6)			(380,000,000)

	Net Assets Applicable to Common Shares – 100%			$624,691,872

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of July 31, 2008. Subsequent to July 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after the period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (37.3)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2008, the cost of investments was $979,601,668.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 45,481,058
Depreciation	(42,786,848)

Net unrealized appreciation (depreciation) of investments	$ 2,694,210

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Market Opportunity Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2008